OTHER PAYABLES	6 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES

NOTE 8 – OTHER PAYABLES

As of June 30, 2024 and December 31, 2023, the Company reported $21,174 and $110,298 as its other payables, respectively. The other payables mainly consist of payables for professional services, including audit, legal, and financial statement filing services.